WARRANT DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2021
Warrant Liability [Abstract]
WARRANT DERIVATIVE LIABILITY

9. WARRANT DERIVATIVE LIABILITY

The warrant derivative liability arises from Company’s common share purchase warrants in connection with historical equity offerings. These warrants are priced in non-functional currency which resulted in having exercise prices that are not fixed and include features that have a cashless exercise option or a ratchet down provision. Under IFRS 9 Financial Instruments and IAS 32 Financial Instruments: Presentation, warrants with an exercise price denominated in a currency that differs from the Company’s functional currency are treated as a derivative measured at fair value with subsequent changes in fair value accounted for through Net Loss and Comprehensive Loss. There is no cash flow impact as a result of the accounting treatment for changes in the fair value of the warrant derivative or when warrants expired unexercised.

	Number of Warrants Outstanding	Fair Value of Warrant Derivative
		$
As at December 31, 2019	21,203,411	3,621
Issuance	15,257,252	10,692
Exercised	(7,257,252)	(5,948)
Items that were classified to net loss:
Expired	(233,740)	(26)
Change in fair value	-	27,882
Foreign exchange impact	-	96
As at December 31, 2020	28,969,671	36,317
Exercised	(8,000,000)	(15,722)
Items that were classified to net loss:
Expired	(2,014,390)	(274)
Change in fair value	-	(15,434)
Foreign exchange impact	-	43
As at December 31, 2021	18,955,281	4,930

F - 14

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)

As at December 31, 2021, the following derivative warrants were outstanding:

Issue Date	Expiry Date	Exercise Price	Currency	Number Issued	Number Outstanding
					$
29-Jun-17	29-Jun-22	6.00	CAD	1,612,955	75,810
21-Jul-17	29-Jun-22	6.00	CAD	370,567	370,567
24-Aug-17	24-Aug-22	6.00	CAD	563,067	563,067
5-Dec-17	5-Dec-22	18.00	CAD	1,533,333	1,533,333
10-Apr-18	10-Apr-23	10.50	CAD	1,126,665	1,126,665
10-May-18	10-Apr-23	10.50	CAD	168,889	168,889
10-Aug-18	10-Aug-23	2.92	USD	7,679,574	6,661,068
21-Mar-19	21-Mar-24	3.95	USD	8,455,882	8,445,882
Balance at December 31, 2021				21,510,932	18,955,281